Property and Equipment (Details) - Schedule of Property and Equipment Included in Continuing Operations - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,274		$ 2
Property, plant, and equipment, cost		$ 1,266	2
Less: accumulated depreciation	(4)	(2)
Property, plant, and equipment, net	1,270	1,264	2
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13	9	2
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		34
Construction in progress – Machineries yet to be assembled [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,223	$ 1,223